Segment Reporting - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Total revenues	$ 3,441,056	$ 726,988	$ 1,745
Foreign Jurisdictions
Segment Reporting Information [Line Items]
Total revenues	66,200	11,100	0
Crypto services
Segment Reporting Information [Line Items]
Total revenues	$ 3,441,056	$ 726,988	$ 1,745
Three Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Crypto services
Segment Reporting Information [Line Items]
Customer concentration risk, percentage	94.00%	86.00%
One Customer | Crypto services
Segment Reporting Information [Line Items]
Total revenues	$ 2,556,000	$ 529,600
One Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Crypto services
Segment Reporting Information [Line Items]
Customer concentration risk, percentage	74.00%	73.00%